RISK MANAGEMENT (Details 16) - Liquidity Risk [Member] - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total liquidity portfolio		$ 3,585,937	$ 3,522,919
Trading Investments [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio		77,041	485,736
Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio		2,394,323	2,574,546
Encumbered Assets (Net) [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[1]	(48,843)	(268,330)
Net Cash [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[2]	149,321	(37,628)
Net Interbank Deposits [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[3]	$ 967,095	$ 768,595

[1]	Assets encumbered through repurchase agreements are deduced from liquidity portfolio
[2]	Cash minus reserve requeriments. As is presented in Note 4 the reserve requeriments are established by the monthly average reserves that the bank must maintain in accordance with regulation governing minimum reserves
[3]	Includes overnight deposits in Central Bank, domestic banks and foreign banks.